RELATED PARTY TRANSACTIONS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Nov. 20, 2023 USD ($) $ / shares	Jun. 02, 2023 USD ($) $ / shares	Apr. 21, 2023 USD ($) Note	Sep. 08, 2022 USD ($) $ / shares	May 12, 2022 USD ($) $ / shares
Related Party Transaction [Line Items]
Expenses recorded	$ 12,240,732	$ 8,716,023
Outstanding	3,883,945	2,875,000
Advances - related parties	41,000	525,835
Litigation settlement amount awarded to other party	500,000
Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable	$ 40,000,000
Warrants outstanding | shares	0.5
Price per unit | $ / shares	$ 8
Outstanding	$ 1,049,945		$ 500,000
Debt instrument conversion price | $ / shares	$ 10		$ 10
Number of convertible notes | Note					2
Digital World Convertible Notes [Member] | Digital World Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common shares, shares outstanding | shares	1
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Expenses per month	$ 15,000
Expenses recorded	45,000	180,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				$ 10,000,000
Founder Shares [Member] | Two Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				2,000,000
Founder Shares [Member] | Ten Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				10,000,000
Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				$ 2,000,000
Note [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price | $ / shares				$ 10
Administrative Support Agreement with Renatus LLC [Member]
Related Party Transaction [Line Items]
Expenses recorded	105,000	0
Agreement with Law Firm [Member]
Related Party Transaction [Line Items]
Note payable	500,000
Sponsor [Member]
Related Party Transaction [Line Items]
Working Capital Loan Warrant	1,000,000
Amount paid behalf of the company		470,835
Amount paid directly to the company	41,000
Proceeds From Related Party Advances	41,000	425,835
Sponsor [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Outstanding	$ 1,125,700						$ 30,000,000
Debt instrument conversion price | $ / shares	$ 10					$ 10	$ 10
Debt instrument face amount						$ 2,875,000
Long-Term Debt, Gross	$ 2,875,000	2,875,000
Sponsor [Member] | Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					$ 1,125,700	$ 2,875,000
Sponsor [Member] | Note [Member] | Tranche One [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					625,700
Sponsor [Member] | Note [Member] | Tranche Two [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					$ 500,000
Director [Member]
Related Party Transaction [Line Items]
Proceeds From Related Party Advances	0	100,000
Advances - related parties		100,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	0
Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	221,000	$ 176,000
Related Party [Member] | Note [Member]
Related Party Transaction [Line Items]
Outstanding	1,232,000
Sponsor or its affiliates or the Company's officers or directors [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable	30,000,000
To either third parties providing services or making loans to the company or to the sponsor or its affiliates or the company's officers or directors [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable	$ 10,000,000